Non-current financial assets (Tables)	12 Months Ended
Dec. 31, 2021
Non-current financial assets.
Schedule of non-current financial assets

	AS OF DECEMBER 31,
	2020	2021
(amounts in thousands of euros)		(As restated)
Cash reserve related to the liquidity agreement	80	72
Guarantee deposit related to the non-convertible bonds (Kreos 2018 contract)	320	—
Guarantee deposit related to the 2021 Kreos loan contract (see note 13.2.3)	—	104
Miscellaneous	13	10
Total non-current financial assets	413	186